Disclosure of detailed information about intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Intangible assets, Beginning Balance	$ 11,850
Intangible assets, Ending Balance	7,990	$ 11,850
Cost [Member]
Statement [Line Items]
Intangible assets, Beginning Balance	16,458	1,018
Fluorinov acquisition		15,440
Intangible assets, Ending Balance	16,458	16,458
Accumulated depreciation [Member]
Statement [Line Items]
Intangible assets, Beginning Balance	4,608	924
Amortization	3,860	3,684
Intangible assets, Ending Balance	$ 8,468	$ 4,608